Fair Value of Derivative Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Designated as Hedging Instrument | Foreign exchange forward contracts | Other current assets
Derivative [Line Items]
Asset Derivatives	¥ 165	¥ 477
Designated as Hedging Instrument | Commodity futures | Other current assets
Derivative [Line Items]
Asset Derivatives	22	179
Designated as Hedging Instrument | Commodity futures | Other current liabilities
Derivative [Line Items]
Liability Derivatives	44
Not Designated as Hedging Instrument | Interest rate currency swap agreements | Other current liabilities
Derivative [Line Items]
Liability Derivatives		¥ 2